Premises and Equipment - Premises and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 6,851	$ 6,723
Less accumulated depreciation and amortization	(4,408)	(4,210)
Total Premises and Equipment	2,443	2,513
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	516	522
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,383	3,348
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	2,798	2,721
Capitalized Building and Equipment Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	125	113
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 29	$ 19